Income Before Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Income Before Income Tax [Line Items]
Domestic	$ 784,710	$ 743,125	$ 725,651
Foreign	45,106	52,711	61,216
Income before taxes on income	$ 829,816	$ 795,836	$ 786,867